Right-of-Use Assets and Finance Lease Liabilities (Details) - USD ($) $ in Thousands			12 Months Ended
	Aug. 01, 2024	Mar. 06, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 05, 2026
Annual Lease Payments [Abstract]
Finance lease liabilities, current			$ 16,938	$ 2,032
Finance lease liabilities, non-current			0	16,938
Right-of-Use Assets and Finance Lease Liabilities [Abstract]
Right-of use assets			26,314	27,560
Interest expense on finance lease liabilities			888	1,345	$ 1,158
Capitalized expenditures for improvements on vessels			202	0
Nisea [Member]
Annual Lease Payments [Abstract]
2026			17,092
Total undiscounted lease payments			17,092
Less: Discount based on incremental borrowing rate			(154)
Present value of finance lease liabilities		$ 19,651	16,938
Finance lease liabilities, current			16,938
Finance lease liabilities, non-current			$ 0
Right-of-Use Assets and Finance Lease Liabilities [Abstract]
Weighted average remaining lease term			2 months 8 days
Weighted average incremental borrowing rate			5.08%
Term of bareboat charter			18 months
Daily charter rate		8
Down payment		3,750
Payment upon commencement of bareboat charter		3,750
Purchase price of vessel at end of bareboat period		$ 16,620	$ 16,620
Implicit borrowing rate		5.08%
Right-of use assets		$ 28,006	26,314	27,560
Initial direct costs		$ 855
Amortization of right-of use assets			1,448	446
Interest expense on finance lease liabilities			888	295
Nisea [Member] | Subsequent Event [Member]
Right-of-Use Assets and Finance Lease Liabilities [Abstract]
Financing amount						$ 18,250
Synthesea [Member]
Right-of-Use Assets and Finance Lease Liabilities [Abstract]
Amortization of right-of use assets			0	705
Interest expense on finance lease liabilities			0	557
Addition to vessels, net	$ 25,475
Chrisea [Member]
Right-of-Use Assets and Finance Lease Liabilities [Abstract]
Amortization of right-of use assets			0	580
Interest expense on finance lease liabilities			$ 0	$ 493
Addition to vessels, net	$ 20,946